a) Loans and borrowings (Details Narrative)												1 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 01, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($)	Jan. 11, 2023 AUD ($)	Dec. 22, 2022 USD ($)	Jun. 30, 2022 USD ($)	Feb. 22, 2022 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2026 AUD ($)	Nov. 23, 2024 USD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022	Dec. 31, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Notional amount	$ 60,500,000										$ 21,100,000							$ 60,500,000
Overdue interest rate																15.00%	15.00%
Prepayamen of borrowings interest rate																20.00%	20.00%
Proceeds from current borrowings	59,500,000															$ 5,000,000.0
Additional payment for borrowings																$ 3,275,000
Borrowings facility fee percentage																2.00%				2.00%
Borrowings	28,994,000		$ 29,086,000													$ 28,736,000		28,994,000	$ 29,086,000
Gross loan commitments												$ 280,000	$ 250,000							$ 400,000
Gross loan commitments owned																				440,000
Repayment of loans for cash																	$ 280,000
Interest paid																				$ 50,000
Loan amount owned																46,400,000
Loan principal amount																27,300,000
Fee and commission expense																19,100,000
Related-party loan																1,400,000
Refinancing fees																3,200,000
Loan principal amount current																12,800,000
Loan principal amount non current																14,600,000
Right of asset carrying amount																10,100,000
Right of assets addition																9,970,000
Depreciation expense on right-of-use assets																50,000.00
Other assets
Lease liabilities	$ 195,000															10,292,000		195,000
Lease liabilities addition																10,100,000
Interest expense on lease liabilities																112,000		$ 4,000	$ 13,000
Outflow for lease																$ 40,000.00
AWN warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant, issued of warrants | shares				500,000
Class of warrant, exercise price of warrants | $ / shares			$ 1.35	$ 0.67															$ 1.35
Loan facility limit			$ 34,000,000																$ 34,000,000		$ 11,000,000
Shareholder principal repaid amount			8,100,000																8,100,000
Principal repaid amount non current			$ 20,900,000																$ 20,900,000		$ 8,900,000
Post business combination, shares | shares			1,150,000																1,150,000			1,150,000
Shareholder principal repaid amount			$ 8,100,000																$ 8,100,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Prepayamen of borrowings interest rate																45.00%	45.00%
Proceeds from current borrowings																$ 12,500,000
Bridging loan with AWN [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			8.00%		10.00%			10.00%			8.00%								8.00%			8.00%
Borrowings, term (month)					60 months	60 months		60 months			60 months
Borrowings periodic payment											$ 350,000
Line fee interest rate			0.80%		2.00%			2.00%			0.80%								0.80%			0.80%
Borrowings, refinancing fee					$ 855,000			$ 340,000		$ 340,000														$ 340,000
Debt or equity maximum raise				$ 25,000,000	25,000,000			25,000,000
Minimum repayment of borrowings					1,000,000			$ 1,000,000		$ 1,000,000.0
Borrowings, refinancing fee, percentage										1.60%
Borrowings, accrued new facility extension fee		$ 355,000								$ 355,000
Overdue interest rate			2.00%
Bridging loan with AWN [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid				25.00%
Bridging loan with AWN [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid				45.00%
Borrowings, qualifying liquidity event, payment				$ 1,875,000
Bridging loan with AWN [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid				50.00%
Borrowings, qualifying liquidity event, payment				$ 4,125,000
Bridging loan with AWN [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	15.00%																	15.00%
Bridging loan with AWN [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																10.00%				10.00%
Borrowings, qualifying liquidity event, proceeds				5,000,000.0
Bridging loan with AWN [member] | Bottom of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds				5,000,000
Bridging loan with AWN [member] | Bottom of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds				7,500,000
Bridging loan with AWN [member] | Bottom of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds				12,500,000
Bridging loan with AWN [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																12.50%				12.50%
Bridging loan with AWN [member] | Top of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds				7,500,000
Bridging loan with AWN [member] | Top of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds				12,500,000
Aevitas O Holdings Pty Limited [member] | Aevitas Group Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							15.00%		10.00%			15.00%	15.00%	10.00%											12.50%	10.00%
Debt or equity maximum raise				$ 25,000,000	25,000,000				$ 25,000,000
Borrowings, accrued new facility extension fee					$ 43,500	$ 60,000	$ 115,000		85,000					$ 29,000	$ 40,000
Current borrowings							$ 3,000,000.0		$ 3,000,000.0			$ 250,000	$ 500,000	$ 1,100,000												$ 1,500,000
Borrowings, accrued new facility extension fee upon maturity		$ 110,000
Borrowings facility fee percentage							1.00%					1.00%	1.00%
Borrowings, establishment fee							$ 30,000					$ 7,500	$ 7,500
Borrowings, exit fee percentage							3.00%					3.00%	3.00%
Borrowings, exit fee							$ 90,000					$ 22,500	$ 22,500
Aevitas O Holdings Pty Limited [member] | Aevitas Group Limited [member] | February 2023 [member]
IfrsStatementLineItems [Line Items]
Borrowings																				$ 830,000
Aevitas O Holdings Pty Limited [member] | Aevitas Group Limited [member] | March 2023 [member]
IfrsStatementLineItems [Line Items]
Borrowings																				$ 420,000
Aevitas O Holdings Pty Limited [member] | Floating interest rate [member] | Aevitas Group Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				3.60%																			3.60%
Kenshaw electrical pty ltd [member]
IfrsStatementLineItems [Line Items]
Facilities limit																							$ 2,500,000
Assets held for sale																						$ 1,800,000